Long-term Incentive Plan - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 01, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Performance cycle assessed period	3 years
Charge for the LTIP		$ 5.3	$ 8.7	$ 0.0